Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal:
Current		$ 4	$ 1	$ 1
Deferred		9	2	(14)
Total federal		13	3	(13)
State:
Current		0	0	0
Deferred		1	1	(2)
Total state		1	1	(2)
Foreign:
Current		3	0	0
Deferred		1	4	3
Total foreign		4	4	3
Total income tax expense (benefit)	[1]	$ 18	$ 8	$ (12)

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.